Commitments and Contingencies	12 Months Ended
Oct. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19 – COMMITMENTS AND CONTINGENCIES

The Company has filed civil claim suits against certain vendors for failing to deliver the purchased vehicles according to the terms of the agreements. The Company demands the vendors to refund the advance paid and to compensate the Company for liquidated damages. The details are shown as follows.

Suppliers (Defendant)	Status of the case	Amount involved (USD equivalent)
Shanghai Aichi Yiwei Automobile Sales Co., Ltd.	Successful	172,644
Hangzhou Shicheng Automobile Trading Co., Ltd.	Successful	303,413
Hengyang Jiuziming Chehui Automobile Sales and Service Co., Ltd.	Successful	36,907
Jiangsu Yakai Automobile Sales and Service Co., Ltd.	Out-of-court settled	368,989
Shengzhou Baiyuanhui New Energy Automobile Technology Co., Ltd.	Successful	1,825,816
Nanning Huangyang Automobile Sales Co., Ltd.	Successful	100,949
Nanning Huangyang Automobile Sales Co., Ltd.	Successful	75,392
Nanning Huangyang Automobile Sales Co., Ltd.	Successful	48,592
Nanning Huangyang Automobile Sales Co., Ltd.	Successful	17,338
Guangxi Runyin Auto Sales Co., Ltd.	Successful	147,041
Gui’an New District Xinte Electric Vehicle Industry Co., Ltd.	Successful	27,333
Total		3,124,414